SCHEDULE OF INVESTMENTS

Ivy Municipal Bond Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

INVESTMENT FUNDS	Shares	Value
Registered Investment Companies – 3.1%
iShares National AMT-Free Muni Bond ETF	198	$23,182

TOTAL INVESTMENT FUNDS – 3.1%		$23,182
(Cost: $21,748)

MUNICIPAL BONDS	Principal
Alabama – 2.2%
AL Pub Sch and College Auth, Cap Impvt and Rfdg Bonds, Ser 2020A, 5.000%, 11-1-29	$1,250	1,709
Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A, 5.000%, 1-1-35	6,555	7,799
		9,508

Alaska – 1.2%
AK Hsng Fin Corp., Gen Mtg Rev Bonds II, Ser 2020A:
1.800%, 6-1-31	1,210	1,242
1.850%, 12-1-31	1,470	1,511
1.900%, 6-1-32	1,000	1,021
1.900%, 12-1-32	800	814
1.950%, 6-1-33	1,500	1,523
1.950%, 12-1-33	1,000	1,013
AK Intl Arpt, Sys Rev and Rfdg Bonds, Ser 2010A, 5.000%, 10-1-21	1,735	1,738
		8,862

Arizona – 2.2%
City of Phoenix Civic Impvt Corp., Jr Lien Arpt Rev Bonds, Ser 2019B:
4.000%, 7-1-37	4,000	4,620
4.000%, 7-1-39	1,000	1,149
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2016A, 4.000%, 1-1-38	8,500	9,737
Mesa, AZ, GO Rfdg Bonds, Ser 2020:
5.000%, 7-1-28	375	497
5.000%, 7-1-29	435	589
		16,592

Arkansas – 0.1%
Board of Trustees of the Univ of AR, Var Fac Rev Bonds (Fayetteville Campus), Rfdg and Impvt Ser 2016A, 5.000%, 11-1-37	745	908

California – 12.8%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1 (SIFMA Municipal Swap Index plus 110 bps), 1.190%, 4-1-45 (A)	10,000	10,136
CA (School Facilities) GO Bonds, 5.000%, 11-1-30	3,000	3,394

CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B, 5.250%, 6-1-42	2,245	2,404
CA GO Bonds, Ser 2020, 5.000%, 3-1-36	1,500	2,008
CA Muni Fin Auth, Edu Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2016A, 5.000%, 6-1-36	1,000	1,137
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A:
5.000%, 10-1-22	150	157
5.000%, 10-1-33	1,000	1,047
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011, 5.000%, 5-15-21	1,365	1,382
CA Various Purp GO Bonds:
5.250%, 9-1-26	5,000	5,168
5.500%, 4-1-28	5	5
5.000%, 4-1-37	5,000	5,495
CA Various Purp GO Rfdg Bonds, 5.000%, 2-1-33	10,000	10,949
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D, 5.000%, 6-1-34	6,190	7,367
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A, 6.250%, 9-1-24	2,000	2,019
Cnty of Sacramento, 2020 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp. (Insured by AGM), 5.000%, 10-1-27	660	838
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A:
5.000%, 6-1-29	1,500	1,656
5.000%, 6-1-30	1,000	1,101
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A:
5.000%, 6-1-33	3,165	3,719
5.000%, 6-1-34	2,840	3,332
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A, 5.000%, 9-1-34	750	860
Los Angeles Unif Sch Dist, GO Bonds (Dedicated Unlimited Ad Valorem Ppty Tax), Ser 2020C, 5.000%, 7-1-28	1,000	1,325
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2019A, 5.000%, 5-15-32	265	341

Los Angeles, Wastewater Sys Rev Bonds, Ser 2015-A, 5.000%, 6-1-35	1,000	1,188
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A, 5.000%, 10-1-36	4,270	5,023
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A, 5.000%, 8-1-21	250	257
Palomar Hlth, GO Rfdg Bonds, Ser 2016B, 4.000%, 8-1-37	1,000	1,113
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8-1-31 (B)	3,315	2,762
0.000%, 8-1-32 (B)	5,000	4,046
0.000%, 8-1-33 (B)	5,000	3,925
San Jose, CA, Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3-1-21	3,685	3,709
Santa Ana Unif Sch Dist (Orange County, CA), Election of 2008 GO Bond, Series B, 0.000%, 8-1-37 (B)	1,455	1,036
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10-1-24	500	519
5.000%, 12-1-24	500	522
Successor Agy to the Redev Agy of the City of Stockton, Tax Alloc Rfdg Bonds, Ser 2016A, 5.000%, 9-1-37	2,000	2,352
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI, 5.000%, 5-15-34	3,500	3,860
Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A, 5.000%, 11-1-38	500	597
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A, 0.000%, 8-1-31 (B)	150	129
		96,878

Colorado – 1.8%
CO Hlth Fac Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019A, 4.000%, 1-1-37	750	902
CO Hlth Fac Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019B, 4.000%, 1-1-40	5,000	5,943
Denver, CO, Dept of Aviation, Arpt Sys Sub Rev Bonds, Ser 2018A:
5.000%, 12-1-31	2,000	2,511
5.000%, 12-1-35	1,000	1,237

Metro Wastewater Reclamation Dist, CO Sewer Impvt Bonds, Ser 2020A, 5.000%, 4-1-30	750	1,035
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012, 5.000%, 12-1-36	300	307
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A, 5.000%, 6-1-35	1,435	1,660
Rgnl Trans Dist of CO, Tax-Exempt Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2020A, 5.000%, 7-15-26	275	337
		13,932

Connecticut – 0.2%
Univ of CT, GO Bonds, Ser 2020A, 5.000%, 2-15-36	1,000	1,311

District Of Columbia – 1.7%
DC Income Tax Secured Rev Bonds, Ser 2019A, 4.000%, 3-1-37	1,000	1,225
DC Water and Sewer Auth, Pub Util Sub Lien Multimodal Rev Bonds, Ser 2019C (Mortgage spread to 5-year U.S. Treasury index), 1.500%, 10-1-54 (A)	1,000	1,047
DC Water and Sewer Auth, Pub Util Sub Lien Rev Bonds, Ser 2015A, 5.000%, 10-1-45	1,565	1,845
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 6.500%, 10-1-41	7,000	8,781
		12,898

Florida – 6.9%
East Cent Rgnl Wastewater Treatment Fac Operation Board, Wastewater Treatment Fac Rev Rfdg Bonds, Ser 2017, 5.000%, 10-1-44	3,000	3,660
FL Dev Fin Corp., Edu Fac Rev Bonds (Mater Academy Proj), Ser 2020A:
5.000%, 6-15-28	410	491
5.000%, 6-15-29	400	474
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B, 5.000%, 10-1-35	2,000	2,273
Lake Worth Beach, FL, Consolidated Util Rev Bonds, Ser 2020:
5.000%, 10-1-27	735	936
5.000%, 10-1-28	1,000	1,305
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10-1-23	2,000	2,000
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2019A, 4.000%, 10-1-44	1,500	1,689
Miami-Dade Cnty, FL, Aviation Rev Rfdg Bonds, Ser 2014, 5.000%, 10-1-34	2,165	2,454

Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM), 5.250%, 10-1-22	5,500	5,989
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10-1-34	3,500	3,682
Orange Cnty Hlth Fac Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2016, 5.000%, 8-1-36	4,125	4,546
Orlando, FL, Greater Orlando Aviation Auth, Arpt Fac Rev Bonds, Ser 2019A:
4.000%, 10-1-37	5,000	5,857
4.000%, 10-1-39	3,000	3,498
Osceola Cnty, FL, Sales Tax Rev Rfdg Bonds, Ser 2016A, 5.000%, 10-1-37	2,005	2,380
Palm Beach Cnty, FL, Sch Board, Cert of Part, Ser 2020A, 5.000%, 8-1-34	2,000	2,654
Sch Board of Broward Cnty, FL, Cert of Part, Ser 2020A, 5.000%, 7-1-34	3,000	3,958
St. Lucie, FL, Util Sys Rfdg Rev Bonds, Ser 2016, 4.000%, 9-1-34	1,000	1,130
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011, 5.250%, 10-15-22	2,750	2,858
		51,834

Georgia – 4.1%
Appling Cnty, GA, Dev Auth, Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Hatch Proj), Ser 2013A, 1.500%, 1-1-38	250	255
Atlanta Arpt, Gen Rev Rfdg Bonds, Ser 2010C, 5.750%, 1-1-23	2,000	2,000
Atlanta, GA, Water and Wastewater Rev Rfdg Bonds, Ser 2019, 4.000%, 11-1-38	4,000	4,911
Brookhaven Dev Auth, Rev Bonds (Children’s Hlthcare of Atlanta, Inc.), Ser 2019A, 4.000%, 7-1-44	8,000	9,443
GA Hsng and Fin Auth, Sngl Fam Mtg Bonds, Ser 2020A:
2.450%, 6-1-31	550	593
2.450%, 12-1-31	620	667
2.600%, 6-1-32	430	464
GA State Road and Twy Auth, Fed Hwy Grant Anticipation Rev Bonds, Ser 2020, 5.000%, 6-1-27	2,000	2,567
Metro Atlanta Rapid Transit Auth, Sales Tax Rev Bonds, Ser 2015B, 5.000%, 7-1-43	8,325	10,048
		30,948

Hawaii – 0.4%
HI Arpt Sys Rev Bond, Rfdg Ser 2011, 5.000%, 7-1-21	1,000	1,023

HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A, 5.000%, 7-1-35	1,500	1,746
		2,769

Illinois – 4.5%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5-1-26	80	80
5.700%, 5-1-36	1,750	1,750
Build IL Sales Tax Rev Bonds, Ser 2011, 5.000%, 6-15-27	500	507
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2016D (Insured by BAMAC), 5.250%, 1-1-37	2,500	3,040
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B, 5.000%, 1-1-34	1,000	1,151
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2016C, 5.000%, 1-1-34	1,500	1,771
City of Chicago, Gen Arpt Sr Lien Rev and Rev Rfdg Bonds (Chicago O’Hare Intl Arpt), Ser 2018A (Insured by AGM), 5.000%, 1-1-38	605	739
IL Fin Auth, DePaul Univ Rev Bonds, Ser 2016, 5.000%, 10-1-41	2,410	2,806
IL Fin Auth, Rev Rfdg Bonds (DePaul Univ), Ser 2016A, 4.000%, 10-1-34	2,000	2,246
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser 2009E-2, 0.090%, 8-1-43	2,850	2,850
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A, 5.000%, 2-1-32	3,695	4,343
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013, 5.000%, 6-15-26	2,000	2,172
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2013A, 5.000%, 1-1-35	4,100	4,427
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2015B, 5.000%, 1-1-37	2,000	2,355
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A, 6.000%, 7-1-24	3,080	3,659
		33,896

Indiana – 2.3%
Ctr Grove Multi-Fac Sch Bldg Corp. (Johnson Cnty, IN), Ad Valorem Ppty Tax, First Mtg Bonds, Ser 2020C:
5.500%, 1-10-29	115	154
5.500%, 7-10-29	635	858
5.500%, 1-10-30	655	893
5.500%, 7-10-30	670	924
5.500%, 1-10-31	685	955

IN Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2019A, 4.000%, 1-1-39	2,630	3,121
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016A:
5.000%, 1-1-37	1,000	1,203
5.000%, 1-1-42	2,000	2,377
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016C, 5.000%, 1-1-39	1,000	1,198
Indianapolis, IN, Econ Dev Rev Bonds (Pine Glen Apt Proj), Ser 2004, 0.120%, 9-1-39	5,750	5,750
		17,433

Iowa – 0.5%
Ames, IA, Hosp Rev Rfdg Bonds (Mary Greeley Med Ctr), Ser 2016, 4.000%, 6-15-35	1,510	1,698
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012, 5.000%, 9-1-33	1,750	1,974
		3,672

Kansas – 0.1%
Univ of KS Hosp Auth, Hlth Fac Rev Bonds, Ser 2004, 0.090%, 9-1-34	7,590	7,590

Louisiana – 2.4%
Jefferson Sales Tax Dist., Parish of Jefferson, LA, Spl Sales Tax Rev Bonds, Ser 2017B (Insured by AGM), 5.000%, 12-1-42	5,000	6,047
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012, 5.000%, 6-1-24	500	534
LA Gasoline and Fuels Tax, Rev Rfdg Bonds, Ser 2015A, 5.000%, 5-1-41	4,000	4,679
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12-1-25	1,500	1,630
5.000%, 12-1-26	3,500	3,801
5.000%, 12-1-27	1,500	1,627
		18,318

Maine – 0.3%
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015, 5.000%, 7-1-34	2,255	2,634

Maryland – 2.4%
Baltimore, MD, Proj Rev Bonds (Stormwater Proj), Ser 2019A, 4.000%, 7-1-44	5,000	5,989
Baltimore, MD, Proj Rev Bonds (Wastewater Proj), Ser 2019A, 4.000%, 7-1-44	3,500	4,192
Baltimore, MD, Proj Rev Bonds (Water Proj), Ser 2019A, 4.000%, 7-1-44	6,500	7,786
		17,967

Massachusetts – 0.3%
Commonwealth of MA, GO Rfdg Bonds, Ser 2020E, 5.000%, 11-1-29	715	981
MA Dev Fin Agy, Rev Bonds (Wellforce Issue), Ser 2020C:
5.000%, 10-1-28	500	649
5.000%, 10-1-29	425	563

MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1-1-28	155	157
		2,350

Michigan – 3.7%
Detroit, MI, Sch Dist, Rfdg Bonds, Ser 2020A:
5.000%, 5-1-31	1,000	1,323
5.000%, 5-1-32	750	987
Lincoln Consolidated Sch Dist, Cnty of Washtenaw and Wayne, MI, Rfdg Bonds, Ser 2016A, 5.000%, 5-1-35	500	600
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI, 5.000%, 12-1-35	3,000	3,202
MI Fin Auth, Hosp Rev Bonds (CHE Trinity Hlth Credit Group), Ser 2013MI-2:
4.000%, 12-1-35	1,250	1,501
4.000%, 12-1-36	1,100	1,316
MI Fin Auth, Hosp Rev Bonds (CHE Trinity Hlth Credit Group), Ser 2013MI-4, 5.000%, 12-1-39	4,150	5,363
MI Fin Auth, Second Lien Distributable State Aid Rev and Rev Rfdg Bonds, Ser 2020 (Insured by BAMAC):
5.000%, 11-1-27	475	605
5.000%, 11-1-28	765	998
5.000%, 11-1-29	1,650	2,197
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I, 5.000%, 4-15-34	3,000	3,586
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2016I, 4.000%, 10-15-36	1,000	1,138
MI State Hosp Fin Auth, Rfdg and Proj Rev Bonds (Ascension Hlth Sr Credit Group), Ser 2010F-4, 5.000%, 11-15-47	500	640
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B-4, 5.000%, 11-15-32	2,000	2,365
Sparta Area Sch, 2016 Sch Bldg and Site Bonds (Kent and Ottawa Cnty, MI), Ser I, 5.000%, 5-1-46	2,000	2,397
		28,218

Minnesota – 0.6%
Oakdale, MN, Var Rate Demand Multifamily Hsng Rev Rfdg Bonds (Cottage Homesteads of Aspen Proj), Ser 2008 (Insured by Federal Home Loan Mortgage Corp.), 0.120%, 6-1-45	4,785	4,785

Missouri – 2.6%
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12-1-36	175	114

Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (Mosaic Hlth Sys), Ser 2019A, 4.000%, 2-15-44	600	693
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011, 5.500%, 2-15-31	750	754
Kansas City, MO, Spl Oblig Impvt and Rfdg Bonds (Downtown Arena Proj), Ser 2016E, 5.000%, 4-1-40	2,000	2,291
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
5.000%, 12-1-29	1,550	1,827
5.000%, 12-1-30	1,200	1,410
5.000%, 12-1-31	1,000	1,172
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A:
5.000%, 12-1-36	5,650	6,557
5.000%, 12-1-37	1,000	1,159
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2016A, 5.000%, 12-1-40	1,000	1,175
St. Louis Cnty, MO, Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012, 5.000%, 9-1-32	1,120	1,165
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM), 0.000%, 7-15-36 (B)	2,350	1,529
		19,846

Montana – 0.2%
MT Board of Hsng, Sngl Fam Mtg Bonds, Ser 2020B, 2.750%, 12-1-40	1,000	1,056
MT Fac Fin Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019A, 4.000%, 1-1-37	500	602
		1,658

Nebraska – 1.3%
Hall Cnty Sch Dist 0002, GO Bonds (Grand Island Pub Sch), Ser 2014, 5.000%, 12-15-39	3,270	3,885
NE Investment Fin Auth, Sngl Fam Hsng Rev Bonds, Ser 2020A, 2.350%, 9-1-35	2,500	2,614
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A, 5.000%, 2-1-33	1,000	1,166
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2016A, 5.000%, 2-1-41	1,000	1,180
Sarpy Cnty Sch Dist 0027, GO Rfdg Bonds (Papillion - La Vista, NE, Pub Sch), Ser 2020B, 4.000%, 12-1-30	600	772
		9,617

Nevada – 0.8%
Las Vegas Vly Water Dist., Water Impvt and Rfdg GO Bonds, Ser 2016A, 5.000%, 6-1-41	5,000	6,011

New Hampshire – 0.3%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7-1-41	2,150	2,219

New Jersey – 2.8%
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010, 5.375%, 10-1-21	2,500	2,595
Hudson Cnty Impvt Auth, Cnty Secured Lease Rev Bonds (Hudson Cnty Courthouse Proj), Ser 2020, 5.000%, 10-1-29	500	669
Monmouth Cnty Impvt Auth, Governmental Pooled Loan Rev Bonds, Ser 2020, 5.000%, 12-1-27	655	856
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9-1-24	3,045	3,068
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1, 5.500%, 12-1-21	1,145	1,198
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A, 5.625%, 7-1-37	500	513
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A, 0.000%, 12-15-40 (B)	7,000	3,865
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B, 5.250%, 12-15-22	3,500	3,815
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12-15-22	1,500	1,646
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12-1-21	2,935	3,074
		21,299

New York – 12.7%
Dormitory Auth of the State of NY, Sch Dist Rev Bond Fin Prog Rev Bonds, Ser 2020A (Insured by AGM):
5.000%, 10-1-32	1,000	1,292
5.000%, 10-1-33	500	643
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt), 5.000%, 2-15-38	5,000	5,854

Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (Insured by AGM), 5.000%, 9-1-39	1,500	1,718
Metro Trans Auth, Trans Rev Bonds, Ser 2014C, 5.000%, 11-15-36	2,625	2,876
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1, 5.000%, 11-15-41	2,105	2,370
Metro Trans Auth, Trans Rev Rfdg Bonds, Ser 2015C-1, 5.000%, 11-15-35	2,500	2,796
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015, 5.000%, 11-15-34	3,000	3,458
NY State Urban Dev Corp., State Personal Income Tax Rev Bonds (Gen Purp), Ser 2020A (Tax-Exempt), 4.000%, 3-15-38	1,000	1,209
NYC GO Bonds, Fiscal 2014 Ser G, 5.000%, 8-1-30	1,000	1,136
NYC GO Bonds, Fiscal 2020 Ser D-1, 4.000%, 3-1-41	2,000	2,373
NYC GO Bonds, Fiscal 2021 Ser A-1, 5.000%, 8-1-28	2,000	2,628
NYC GO Bonds, Ser 2014D-1, 5.000%, 8-1-30	2,000	2,233
NYC Hlth and Hosp Corp., Hlth Sys Bonds, Ser 2020A, 5.000%, 2-15-28	1,500	1,934
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2020A-1-B:
2.000%, 5-1-31	730	752
2.050%, 11-1-31	520	536
2.100%, 5-1-32	1,055	1,086
2.150%, 11-1-32	970	999
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3-1-25 (B)	3,175	2,981
0.000%, 3-1-26 (B)	3,185	2,934
0.000%, 3-1-27 (B)	3,000	2,695
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH, 5.000%, 6-15-37	10,000	11,894
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Fiscal 2020 Ser AA, 4.000%, 6-15-40	1,000	1,205
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser S-3, 5.000%, 7-15-36	2,000	2,521
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2016S-1, 5.000%, 7-15-37	1,000	1,204
NYC Transitional Fin Auth, Future Tax Secured Sub Bonds, Ser 2015B-1, 5.000%, 8-1-39	6,000	6,887

NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I, 5.000%, 5-1-29	3,000	3,314
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2018A-2, 5.000%, 8-1-37	5,360	6,610
Port Auth of NY & NJ Consolidated Bonds, Ser 221, 5.000%, 7-15-32	5,000	6,608
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE, 5.000%, 12-15-31	10,000	11,348
		96,094

North Carolina – 1.3%
Board of Governors of the Univ Of NC, Univ of NC Hosp at Chapel Hill Rev Bonds, Ser 2019, 4.000%, 2-1-36	1,000	1,192
NC Hsng Fin Agy, Home Ownership Rev Bonds, Ser 44, 2.550%, 7-1-35	1,000	1,060
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009B (Insured by Assured Guaranty Corp.), 0.000%, 1-1-34 (B)	10,000	7,415
		9,667

North Dakota – 0.4%
ND Bldg Auth, Fac Impvt Bonds, Ser 2020A, 5.000%, 12-1-31	2,000	2,741

Ohio – 0.4%
Allen Cnty, OH, Hosp Fac Rev Bonds (Bon Secours Mercy Hlth, Inc.), Ser 2020A, 5.000%, 12-1-35	200	263
Hamilton Cnty, OH, Sewer Sys Rfdg Rev Bonds (Metro Sewer Dist of Greater Cincinnati), Ser 2020A, 5.000%, 12-1-29	500	682
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2019B, 4.000%, 1-1-42	2,000	2,360
		3,305

Oregon – 1.5%
Deschutes Cnty, OR, Hosp Fac Auth, Hosp Rev Bonds (St. Charles Hlth Sys, Inc.), Ser 2020A:
5.000%, 1-1-28	200	256
5.000%, 1-1-29	260	338
Medford, OR, Hosp Fac Auth, Rev and Rfdg Bonds (Asante Proj), Ser 2020A (Insured by AGM):
5.000%, 8-15-30	500	674
5.000%, 8-15-34	350	462
5.000%, 8-15-35	500	658
4.000%, 8-15-39	1,590	1,892

Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three:
5.000%, 7-1-33	5,000	5,819
5.000%, 7-1-34	1,000	1,162
		11,261

Pennsylvania – 2.1%
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10-1-26	3,000	3,129
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C, 6.250%, 6-1-33	4,000	5,103
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E, 6.375%, 12-1-38	2,500	3,301
PA Tpk Comsn, Tpk Sub Rev Rfdg Bonds, Ser 2016, 5.000%, 6-1-38	1,000	1,168
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011, 7.250%, 12-15-31	3,000	3,198
		15,899

Rhode Island – 0.2%
RI Commerce Corp., Grant Anticipation Bonds (RI Dept of Trans), Ser 2020A, 5.000%, 5-15-35	1,250	1,606

South Carolina – 0.0%
SC Jobs-Econ Dev Auth, Hosp Fac Rev Bonds (Bon Secours Mercy Hlth, Inc.), Ser 2020A, 5.000%, 12-1-46	250	318

Tennessee – 0.6%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015B, 5.000%, 7-1-40	4,200	4,801

Texas – 12.2%
Alamo Cmnty College Dist, Ltd. Tax and Rfdg Bonds, Ser 2017, 5.000%, 8-15-38	6,040	7,610
Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Cntys), Ser 2014, 5.000%, 11-15-39	1,000	1,127
Bexar Cnty, TX, Ltd. Tax Rfdg Bonds, Ser 2020B, 1.538%, 6-15-31	700	706
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011, 5.750%, 8-15-41	500	517
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A, 4.250%, 12-1-34	3,000	3,169
Clint Independent Sch Dist, Unlimited Tax Sch Bldg Bonds (El Paso Cnty, TX), Ser 2015, 5.000%, 8-15-39	1,960	2,383

Grand Prkwy Trans Corp., First Tier Toll Rev Rfdg Bonds, Ser 2020C, 4.000%, 10-1-45	1,000	1,186
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A: 6.500%, 5-15-31	1,000	1,023
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A, 5.000%, 7-1-32	500	534
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds, Ser 2019B:
4.000%, 11-15-38	1,000	1,229
4.000%, 11-15-39	2,000	2,452
North Harris Cnty Rgnl Water Auth, Sr Lien Rev and Rfdg Bonds, Ser 2016, 4.000%, 12-15-35	3,090	3,534
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1-1-30 (B)	20,000	17,356
San Antonio, TX, Water Sys Jr Lien Rev and Rfdg Bonds, Ser 2015B, 5.000%, 5-15-39	1,805	2,137
San Antonio, TX, Water Sys Jr Lien Rev and Rfdg Bonds, Ser 2019C, 4.000%, 5-15-33	1,550	1,931
Trinity River Auth of TX, Rgnl Wastewater Sys Rev Rfdg Bonds, Ser 2020, 5.000%, 8-1-30	1,000	1,390
TX Dept of Hsg and Cmnty Affairs, Multifamily Hsg Rev Bonds (Terraces at Cibolo), Ser 2007, 0.130%, 5-1-40	4,495	4,495
TX Dept of Hsg and Cmnty Affairs, Sngl Fam Mtg Rev Bonds, Ser 2020A, 2.050%, 9-1-30	200	210
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2016 (Insured by BAMAC), 4.000%, 5-1-33	500	549
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011, 6.750%, 5-1-26	3,740	3,796
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC): 0.000%, 8-15-26 (B)	24,500	23,673
TX Trans Comsn (Cent TX Tpk Sys), Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B, 5.000%, 8-15-37	1,000	1,140
TX Water Dev Board, State Water Implementation Rev Fund for TX Rev Bonds, Ser 2018B, 5.000%, 10-15-38	8,000	10,422
		92,569

Utah – 0.2%
UT Cnty, UT, Hosp Rev Bonds (IHC Hlth Ser, Inc.), Ser 2020A, 5.000%, 5-15-43	200	262

UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Syracuse Arts Acadamy Proj), Ser 2017, 5.000%, 4-15-37	1,000	1,159
		1,421

Virginia – 0.3%
Fairfax Cnty, VA, Pub Impvt Rfdg Bonds, Ser 2020B, 1.483%, 10-1-31	1,000	1,012
Mosaic Dist Cmnty Dev Auth (Fairfax Cnty, VA), Rev Rfdg Bonds, Ser 2020A, 4.000%, 3-1-27	1,000	1,180
		2,192

Washington – 1.6%
Pierce Cnty, WA, Tacoma Sch Dist No. 10, Unlimited Tax GO Bonds, Ser 2020B, 5.000%, 12-1-29	1,400	1,917
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B, 5.000%, 3-1-35	2,000	2,266
Snohomish Cnty, WA, Pub Util Dist No. 1, Elec Sys Rev Bonds, Ser 2015, 5.000%, 12-1-40	1,000	1,198
WA Hlth Care Fac Auth, Rev Bonds (Providence Hlth & Svc), Ser 2014D, 5.000%, 10-1-38	5,000	5,758
WA State Hsng Fin Comsn, Sngl Fam Prog Bonds, Ser 2020-1A:
2.000%, 12-1-26	235	243
2.200%, 6-1-27	150	155
2.250%, 12-1-27	185	191
		11,728

Wisconsin – 0.8%
WI Hlth and Edu Fac Auth, Rev Bonds (Ascension Sr Credit Group), Ser 2016A, 4.000%, 11-15-33	1,000	1,149
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016, 5.000%, 12-1-41	4,000	4,752
		5,901

TOTAL MUNICIPAL BONDS – 93.0%		$703,456
(Cost: $638,247)

SHORT-TERM SECURITIES	Shares

Money Market Funds(C) - 3.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	26,775	26,775

TOTAL SHORT-TERM SECURITIES – 3.5%		$26,775
(Cost: $26,775)

TOTAL INVESTMENT SECURITIES – 99.6%		$753,413
(Cost: $686,770)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		3,360

NET ASSETS – 100.0%		$756,773

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(B)	Zero coupon bond.
(C)	Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$23,182	$—	$—
Municipal Bonds	—	703,456	—
Short-Term Securities	26,775	—	—
Total	$49,957	$703,456	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corp.

SIFMA = Securities Industry and Financial Markets Association

For Federal income tax purposes, cost of investments owned at

December 31, 2020 and the related unrealized appreciation

(depreciation) were as follows:

Cost	$686,770

Gross unrealized appreciation	66,704

Gross unrealized depreciation	(61)

Net unrealized appreciation	$66,643